Financial instruments and risk management - Capital and liquidity risk - Additional information (Detail) $ in Millions			12 Months Ended
	Nov. 16, 2021 USD ($) extension	Oct. 28, 2021 USD ($)	Dec. 31, 2021 USD ($) times	Dec. 31, 2020 USD ($) times	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net debt of the group			$ 1,576	$ (664)	$ (3,651)
Borrowings			13,531	13,831
Buy-back of bonds			1,200
Notional amount			1,377	1,522
Rio Tinto Finance (USA) plc Bonds 2.75% 2051
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 1,250	$ 1,225	0
Borrowings, interest rate		2.75%	2.75%
Rio Tinto Finance (USA) plc Bonds 2.75% 2051 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings term		30 years
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Net debt of the group			$ (1,600)	$ 700
Net debt to total capital percentage			(3.00%)	1.00%
Interest cover | times			59	39
Liquidity risk | Maximum
Disclosure of detailed information about financial instruments [line items]
Increase in net cash			$ 2,200
Liquidity risk | Credit facility due November 2026
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 7,500
Borrowings term	5 years
Borrowings, Number Of Consecutive Extensions | extension	2
Borrowings, Extension Term	1 year
Liquidity risk | Same Day Access Swing-Line Facility
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 6,200
Capital and liquidity risk management
Disclosure of detailed information about financial instruments [line items]
Net debt of the group			$ 1,576	$ (664)
Bottom of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings			40.00%
Top of range | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Percentage of underlying earnings			60.00%